Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 14,076	$ 12,652	$ 10,470	$ 13,233	$ 9,902	$ 10,125	$ 10,443	$ 9,768	$ 8,156	$ 9,425	$ 17,186
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	14,064	12,641	10,543	13,420	10,118	10,424	10,834	10,207	8,592	10,000	$ 17,172
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	14,601	13,154	10,913	13,828	10,376	10,636	10,995	10,308	8,634	10,000	$ 17,778
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	15,383	13,777	11,362	14,313	10,676	10,886	11,191	10,430	8,682	10,000	$ 18,838
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	15,519	13,887	11,448	14,406	10,733	10,933	11,225	10,456	8,692	10,000	$ 19,020
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	15,279	13,694	11,306	14,254	10,641	10,854	11,168	10,419	8,677	10,000	$ 18,698
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000	$ 18,788
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000	$ 18,788
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000	$ 18,788
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000	$ 18,788
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	15,959	14,308	12,047	14,650	11,069	11,668	11,544	10,804	8,984	10,000	$ 18,788
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 15,959	$ 14,308	$ 12,047	$ 14,650	$ 11,069	$ 11,668	$ 11,544	$ 10,804	$ 8,984	$ 10,000	$ 18,788